Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Nov. 30, 2022	Aug. 31, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022	Mar. 10, 2023	Feb. 28, 2023
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (9,563)	$ (11,571)	$ (26,495)	$ (20,991)	$ (21,134)	$ (47,486)	$ (79,824)	$ (210,820)
Accumulated deficit	(862,824)				(862,824)		(841,690)	(766,131)
Balance in excess of federally insured limits							2,300	4,000
Restricted cash, uninsured amount							5,500
Restricted cash	6,577		200		6,577	200	6,507
Charge to APIC due to warrant modification							2,200
Amortization of Debt Issuance Costs	$ 3		$ 18		$ 369	$ 34	9,747	$ 87
Warrant expirations deemed dividend							$ 5,400
Bulk Drug Substance
Summary Of Significant Accounting Policies [Line Items]
Shelf life							4 years
Extended shelf life							4 years
Private Equity Offering
Summary Of Significant Accounting Policies [Line Items]
Debt issuance costs							$ 9,700
Surety Bond Backstop Agreement
Summary Of Significant Accounting Policies [Line Items]
Amortization of Debt Issuance Costs							$ 400
Amount of cash collateral to be relieved of amount currently pledged									$ 1,400	$ 5,100